Retirement Plans (Pension Plans With An Accumulated Benefit Obligation In Excess Of Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 10,555	$ 9,824
Accumulated benefit obligation	10,275	9,594
Fair value of plan assets	8,185	8,344
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	40	42
Accumulated benefit obligation	33	34
Fair value of plan assets	$ 2	$ 2